CONVERTIBLE NOTE PAYABLE	6 Months Ended
Jun. 30, 2021
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

15.	CONVERTIBLE NOTE PAYABLE

In October 2019, March 2020, and September 2020, the Company issued Convertible Promissory Notes with principal amount of $1.04 million, $1,48 million and $1.48 million, respectively (Note-1, Note-2, and Note-3, collectively “Notes”). All three Notes mature in 12 months from the issue dates of the Notes (the “Maturity Dates”), carrying an interest rate of 5% per annum and an original issue discount (OID) to cover investors’ transaction costs of the Notes. In September and October 2020, the principal balance and the accrued interest of Note-1 was fully converted to 454,097 ordinary shares of the Company with no par value at a conversion price of $2.4. In September and December 2020, the principal balance and the accrued interest of Note-2 was fully converted to 612,748 ordinary shares of the Company with no par value at a conversion price of $2.42 and 2.57, respectively. The total amount of principal and accrued interest converted of Note-1 and Note-2 was approximately $2.6 Million. As of December 31, 2020, there was no outstanding balance and unamortized debt issuance cost of Note-1 and Note-2, and the outstanding balance of Note-3 was $1,180,908 net of unamortized debt discount of $299,695.

In conjunction with issuance of the Notes, the Company also issued the holders of the Notes warrants to purchase 26,667, 53,334, and 53,334 ordinary shares of the Company, at an exercise price of $9 with a cashless-exercise option. The warrants will expire in three years from the dates of issuance, respectively.

In June 2021, the investor of Note-3 converted $740,000 of principal amount of the convertible note along with accrued interest of $26,208 into 298,716 ordinary shares of the Company with no par value at a conversion price of $2.565. As of June 30, 2021, the outstanding balance of Note-3 was $689,502 net of unamortized debt discount of $50,498 which will be amortized through September 30, 2021.

The Company recognized interest expense of approximately $209,000 for both Note-1 and Note-2 for the six months ended June 30, 2020, including interest relating to contractual interest obligation of $45,000 and amortization of debt discount of $164,000. The Company recognized interest expense of approximately $294,000 for Note-3 including interest relating to contractual interest obligation of $36,700 and amortization of debt discount of $257,000 for the six months ended June 30, 2021.